STOCKHOLDERS' EQUITY Share Based Comp (Details 2) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 03, 2016	Mar. 05, 2015	Feb. 26, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2004	May 31, 1999
Share-based compensation arrangements
Treasury Stock, Value, Acquired, Cost Method				$ 84,300	$ 52,600	$ 172,900
Treasury Stock, Shares, Acquired				3,500,000	1,900,000
Assumptions used in valuation
Shares of common stock contributed to employee stock trust				64,000
Weighted Average Grant Date Fair Value
Tax benefit related to stock-based compensation arrangements (in dollars)				$ 12,600	$ 12,400	$ 14,600
Stock Option
Share-based compensation arrangements
Shares vesting period (in years)				4 years
Grant date average contractual term on options				10 years
Options granted during period (in shares)				0	0	0
Number of Options
Outstanding at the beginning of the period (in shares)				141,223
Exercised (in shares)				0
Canceled or expired (in shares)				(128,164)
Outstanding at the end of the period (in shares)				13,059	141,223
Exercisable at the end of the period (in shares)				13,059
Vested at the end of the period (in shares)				13,059
Weighted Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)				$ 47.50
Exercised (in dollars per share)				0.00
Canceled or expired (in dollars per share)				45.71
Outstanding at the end of the period (in dollars per share)				65.17	$ 47.50
Exercisable at the end of the period (in dollars per share)				65.17
Vested at the end of the period (in dollars per share)				$ 65.17
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of the period (in years)				7 months 5 days
Exercisable at the end of the period (in years)				7 months 5 days
Vested at the end of the period (in years)				7 months 5 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)				$ 0
Exercisable at the end of the period (in dollars)				0
Vested at the end of the period (in dollars)				0
Restricted Stock Awards
Assumptions used in valuation
Unrecognized compensation costs (in dollars)				$ 40,600
Weighted average period of unrecognized compensation costs will be recognized (in years)				1 year 9 months 24 days
Total fair value of shares vested (in dollars)				$ 35,100	$ 42,600	$ 36,200
Restricted Stock Awards
Nonvested at the beginning of the period (in shares)				3,092,943
Granted (in shares)				2,015,229
Vested (in shares)				(1,034,666)
Canceled or expired (in shares)				(542,318)
Nonvested at the end of the period (in shares)				3,531,188	3,092,943
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per shares)				$ 30.29
Granted (in dollars per shares)				23.95	$ 26.83	$ 44.23
Vested (in dollars per shares)				33.94
Cancelled or expired (in dollars per shares)				29.61
Nonvested at the end of the period (in dollars per shares)				$ 25.42	$ 30.29
Market Condition Award
Aggregate Intrinsic Value
Number of shares of restricted stock with fair value based on market condition, instead of market price (in shares)				900,000
Assumptions used in valuation
Dividend yields (as a percent)		0.91%	0.46%
Expected volatility (as a percent)		37.00%	56.84%
Risk-free interest rate (as a percent)		0.58%	0.63%
Expected life (in years)		2 years	3 years
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)		$ 25.60	$ 53.17
Terex Corporation 2009 Omnibus Incentive Plan (the 2009 Plan)
Share-based compensation arrangements
Shares available for grant (in shares)				2,500,000
Terex Corporation 2009 Omnibus Incentive Plan (the 2009 Plan) | Maximum
Share-based compensation arrangements
Shares authorized for issuance (in shares)				8,000,000
Terex Corporation 2000 Incentive Plan (the 2000 Plan)
Share-based compensation arrangements
Shares authorized for issuance (in shares)							12,000,000
Terex Corporation Long-term Incentive Plan (the 1996 Plan)
Share-based compensation arrangements
Shares authorized for issuance (in shares)								4,000,000
All Company Stock Plans | Restricted Stock
Aggregate Intrinsic Value
Percentage of awards that vest over a four year period (as a percent)				11.00%
Percentage of awards that vest over a three year period (as a percent)				89.00%
Percentage of awards that vest evenly over three year period (as a percent)				70.00%
Percentage of awards that vest at end of three year period (as a percent)				30.00%
Percentage of awards subject to performance or market conditions (as a percent)				38.00%
Share-based Compensation Award, Tranche Three [Member] | Market Condition Award
Assumptions used in valuation
Dividend yields (as a percent)	1.22%
Expected volatility (as a percent)	45.59%
Risk-free interest rate (as a percent)	0.97%
Expected life (in years)	3 years
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)	$ 29.24
Share-based Compensation Award, Tranche Two [Member] | Market Condition Award
Assumptions used in valuation
Dividend yields (as a percent)		0.91%
Expected volatility (as a percent)		45.48%
Risk-free interest rate (as a percent)		0.98%
Expected life (in years)		3 years
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)		$ 28.10
Four year period | All Company Stock Plans
Share-based compensation arrangements
Shares vesting period (in years)				4 years
Three year period | All Company Stock Plans
Share-based compensation arrangements
Shares vesting period (in years)				3 years
Share repurchase program approved by Board of Directors [Member]
Share-based compensation arrangements
Treasury Stock, Value, Acquired, Cost Method				$ 81,300	$ 50,000